RESULTS OF EQUITY INTERESTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RESULTS OF EQUITY INTERESTS
Investments in associated companies	R$ 1,032,052	R$ 3,035,744	R$ 379,743
Interest on equity	21,304	1,026	2,010
Dividends	39,380	101,510	62,045
Compensation for investments in partnerships	773		10,402
Income from capital - ITAIPU	73,453	84,768	77,246
Other	522	(17,537)
Other investments	135,432	169,767	151,703
Results of equity method investments	R$ 1,167,484	R$ 3,205,511	R$ 531,446